Obligations to FIDC quota holders (Details)	1 Months Ended
	Sep. 30, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Nov. 30, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Oct. 31, 2022 BRL (R$)
Obligations to FIDC quota holders [Line Items]
Senior quotas of the FIDC were issued				1,000,000		100,000
Nominal value of each FIDC share				R$ 1,000		R$ 1,000
Net of new senior quotas - FIDC				R$ 1,000,000,000		R$ 100,000,000
Senior Quotas of FIDC Redeemed	R$ 149,392,000
Interest rate of FIDC		108.00%		100.00%
Adjustment to interest rate basis				1.00%
Obligations to FIDC quota holders		R$ 1,171,463,000	R$ 1,151,384,000
Basis of interest rate risk exposure to CDI (percent)		107.00%	108.00%
Remuneration refer the FIDC quotas holders		R$ 169,470,000	R$ 32,398,000		R$ 15,622,000